Loans (Activity In ALLL By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,316	$ 5,729
Addition to (reduction in) provision for loan losses	250	278
Charge-offs	(124)	(75)
Recoveries	178	384
Ending balance	6,620	6,316
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,346	1,759
Addition to (reduction in) provision for loan losses	17	(374)
Charge-offs	(8)	(44)
Recoveries	25	5
Ending balance	1,380	1,346
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	634	120
Addition to (reduction in) provision for loan losses	96	510
Charge-offs	(40)
Recoveries	1	4
Ending balance	691	634
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	818	1,262
Addition to (reduction in) provision for loan losses	(113)	(444)
Ending balance	705	818
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,541	2,325
Addition to (reduction in) provision for loan losses	161	(128)
Charge-offs	(25)	(5)
Recoveries	33	349
Ending balance	2,710	2,541
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	442	119
Addition to (reduction in) provision for loan losses	119	323
Ending balance	561	442
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	441	139
Addition to (reduction in) provision for loan losses	(39)	304
Charge-offs	(41)	(26)
Recoveries	113	24
Ending balance	474	441
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	94	5
Addition to (reduction in) provision for loan losses	9	87
Charge-offs	(10)
Recoveries	6	2
Ending balance	$ 99	$ 94